Marketable Securities and Derivatives - Marketable Securities (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Unrealized gain (loss) on marketable securities
OCI unrealized loss	$ (1,205)
Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,331	$ 3,751	$ 3,751
Transfer (to) from investment in associates	(1,205)		(353)
Unrealized loss on changes in fair value			(2,067)
Disposals	(126)
Ending balance	0		1,331
Unrealized gain (loss) on marketable securities
OCI unrealized loss	(1,205)		(2,067)
Financial assets at fair value through other comprehensive income, category | Radient
Unrealized gain (loss) on marketable securities
OCI unrealized loss		(1,100)	(1,900)
Financial assets at fair value through other comprehensive income, category | Radient | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,128	3,010	3,010
Transfer (to) from investment in associates	(1,128)		0
Unrealized loss on changes in fair value			(1,882)
Disposals	0
Ending balance	0		1,128
Unrealized gain (loss) on marketable securities
OCI unrealized loss	(1,128)		(1,882)
Financial assets at fair value through other comprehensive income, category | Choom | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	741	741
Transfer (to) from investment in associates	0		(642)
Unrealized loss on changes in fair value			(99)
Disposals	0
Ending balance	0		0
Unrealized gain (loss) on marketable securities
OCI unrealized loss	0		(99)
Financial assets at fair value through other comprehensive income, category | CTT Pharmaceutical Holdings, Inc. | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	203	$ 0	0
Transfer (to) from investment in associates	(77)		289
Unrealized loss on changes in fair value			(86)
Disposals	(126)
Ending balance	0		203
Unrealized gain (loss) on marketable securities
OCI unrealized loss	$ (77)		$ (86)